Oct. 01, 2019
PROSHARES TRUST

ProShares K-1 Free Crude Oil Strategy ETF (OILK)

(the “Fund”)

Supplement, dated April 27, 2020

to the Fund’s Summary Prospectus and Statutory Prospectus

dated October 1, 2019, each as supplemented or amended

In light of recent extraordinary conditions and related volatility in the markets for WTI crude oil and WTI crude oil futures contracts, the Fund intends to seek exposure to longer-dated futures contracts or utilize other investment strategies designed to help manage the impact of such conditions and help the Fund achieve its investment objective.

The Fund, based on the Advisor’s analysis of factors such as current or expected market volatility, margin requirements and the liquidity, as well as the cost of establishing and maintaining such positions, intends to seek exposure to longer-dated futures contracts than it previously has (for example, contracts that expire in September instead of July).  In addition, the Fund also may seek to invest in other crude oil-related investments, such as futures contracts on other crude oil benchmarks (for example, ICE West Texas Intermediate (WTI) Light Sweet Crude Oil Futures Contract), options on crude oil futures contracts, swap transactions or futures contracts on exchange traded funds that provide exposure to crude oil or crude oil futures, and non-exchange traded (“over-the-counter” or “OTC”) transactions that are based on the price of crude oil benchmarks or crude oil futures contracts.

There can be no guarantee that the Fund will be able to implement such strategies, continue to use such strategies, or that such strategies will be beneficial.  Recent global developments affecting crude oil markets and the markets for crude oil futures contracts have increased volatility and increased the likelihood of investors suffering significant or total loss from crude oil-related investments, including an investment in the Fund.

 To the extent the Fund has exposure to longer-dated WTI crude oil futures contracts, the performance of the Fund may deviate to a greater extent from the “spot” price of WTI crude oil (which the Fund does not seek to track) than if the Fund had exposure to shorter-dated futures contracts. Crude oil futures contracts (and thus the Fund) typically perform very differently from, and commonly underperform, the spot price of crude oil.  The performance of the fund will very likely differ in amount, and possibly even direction, from the performance of the spot price of crude oil.

For more information, please contact the Funds at 1-866-776-5125.